As filed with the Securities and Exchange Commission on March 29, 2013
1933 Act Registration No. 002-11357
1940 Act Registration No. 811-00582

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[ X ]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	166	[ X ]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[ X ]
Amendment No.	121	[ X ]

(Check appropriate box or boxes)

Neuberger Berman Equity Funds

 (Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York  10158-0180
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman Equity Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York  10158-0180

(Name and Address of Agent for Service)

With copies to:

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
___________________________________

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

 X immediately upon filing pursuant to paragraph (b)
      on   pursuant to paragraph (b)
     60 days after filing pursuant to paragraph (a)(1)
     on _______________ pursuant to paragraph (a)(1)
     75 days after filing pursuant to paragraph (a)(2)
     on _______________ pursuant to paragraph (a)(2)
     on _______________ pursuant to paragraph (a)(3)

If appropriate, check the following box:
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s prospectus for the Class R6 shares of Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Genesis Fund,  Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Real Estate Fund, and Neuberger Berman Socially Responsive Fund, which was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 165 to the Registrant’s registration statement on March 14, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 166 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 28th day of March, 2013.

NEUBERGER BERMAN EQUITY FUNDS

By:	/s/ Robert Conti
Name:	Robert Conti
Title:	President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 166 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Robert Conti	President, Chief Executive Officer and Trustee	March 28, 2013
Robert Conti
/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	March 28, 2013
John M. McGovern
/s/ Joseph V. Amato	Trustee	March 28, 2013
Joseph V. Amato*
/s/ Faith Colish	Trustee	March 28, 2013
Faith Colish*
/s/ Martha C. Goss	Trustee	March 28, 2013
Martha C. Goss*
/s/ Michael M. Knetter	Trustee	March 28, 2013
Michael M. Knetter*
/s/ Howard A. Mileaf	Trustee	March 28, 2013
Howard A. Mileaf*
/s/ George W. Morriss	Trustee	March 28, 2013
George W. Morriss*
/s/ Jack L. Rivkin	Trustee	March 28, 2013
Jack L. Rivkin*
/s/ Tom D. Seip	Chairman of the Board and Trustee	March 28, 2013
Tom D. Seip*
/s/ Candace L. Straight	Trustee	March 28, 2013
Candace L. Straight*
/s/ Peter P. Trapp	Trustee	March 28, 2013
Peter P. Trapp*
*Signatures affixed by Lori L. Schneider on March 28, 2013, pursuant to a power of attorney filed with Post-Effective Amendment No. 142 to Registrant’s Registration Statement on Form N-1A, File Nos. 002-11357 and 811-00582, on April 13, 2009.

NEUBERGER BERMAN EQUITY FUNDS
EXHIBIT INDEX

Exhibit	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase